OTHER ASSETS (Tables)	3 Months Ended
Mar. 31, 2016
Other Assets [Abstract]
Schedule of Other Assets [Table Text Block]
Included in other assets were the following:

	March 31, 2016	December 31, 2015	March 31, 2015
	($ in millions)
Investments in non-consolidated affiliates	$25.2	$25.0	$23.7
Deferred debt issuance costs	3.1	3.3	15.1
Bleach joint venture receivable	—	—	5.8
Tax-related receivables	14.4	1.5	6.6
Interest rate swaps	—	—	2.9
Supply contracts	402.2	406.5	—
Other	18.9	18.3	16.1
Other assets	$463.8	$454.6	$70.2